NOTE 9 - RELATED PARTY TRANSACTIONS - Shareholder Loans (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Short-Term Debt [Line Items]
Loan Payable	$ 403,644		$ 509,339	$ 797,921
Increase (Decrease) in Due to Related Parties			81,162
Payments for Loans	26,434	$ 5,338	10,792	10,294
Proceeds from Related Party Debt	19,709		81,162	297,006
Shareholder Loans [Member]
Short-Term Debt [Line Items]
Loan Payable			303,068	297,006
Shareholder Loan Two [Member]
Short-Term Debt [Line Items]
Debt Instrument, Face Amount			51,772	51,772
Shareholder Loan One [Member]
Short-Term Debt [Line Items]
Debt Instrument, Face Amount			245,234	245,234
Shareholder Loans [Member]
Short-Term Debt [Line Items]
Debt Instrument, Face Amount	18,263		81,162	297,006
Other Comprehensive Income (Loss), Foreign Currency Translation Adjustment, Tax	(4,668)		6,062
Payments for Loans	77,940	(303,068)	303,068	$ 0
Proceeds from Related Party Debt	$ 19,709	$ 0	$ 81,162